INTEREST BEARING LOANS AND BORROWINGS - Short-term loans and borrowings (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Short-term loans and borrowings
Short-term bonds, unsecured		¥ 500,000	¥ 3,601,573
Gold leasing arrangements		1,607,905	6,818,393
Current portion of finance lease payables		2,328,358	2,115,644
Current portion of medium-term notes		396,727	12,492,378
Current portion of long-term bank and other loans		3,384,400	6,911,640
Short-term borrowings and current portion of long-term loans and borrowings	$ 6,910,564	47,513,582	62,981,070
Bank and other loans
Short-term loans and borrowings
Short-term borrowings and current portion of long-term loans and borrowings		39,296,192	31,041,442
Secured
Short-term loans and borrowings
Short-term borrowings and current portion of long-term loans and borrowings		1,220,680	1,362,000
Guaranteed
Short-term loans and borrowings
Short-term borrowings and current portion of long-term loans and borrowings		240,000	150,000
Unsecured
Short-term loans and borrowings
Short-term borrowings and current portion of long-term loans and borrowings		¥ 37,835,512	¥ 29,529,442